Definite Lived Long-Lived Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Product Rights [Line Items]
Amortization expense	$ 11.2	$ 8.9	$ 32.3	$ 23.5	$ 34.0	$ 28.8	$ 29.9
Intangible asset impairment charges					$ 0	$ 0
Other Intangible Assets | Minimum
Product Rights [Line Items]
Estimated Useful Life					12 years
Other Intangible Assets | Maximum
Product Rights [Line Items]
Estimated Useful Life					20 years